1. NATURE OF OPERATIONS AND GOING CONCERN (Details)	12 Months Ended
Dec. 31, 2019
Details
Name of reporting entity or other means of identification	Avricore Health Inc.
Legal form of entity	incorporated
Domicile of entity	British Columbia
Entity Incorporation, Date of Incorporation	May 30, 2000
Entity Address, Address Line One	700 – 1199 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3T5
Description of nature of entity's operations and principal activities	The Company is involved in the business of health data and point-of-care technologies (“POC”)